NOTE 5 - RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2018	May 31, 2019	Aug. 31, 2018
Related party receivable		$ 22,321	$ 0
Ching Eu Boon
Advance from related party		22,321
Related party payable		2,919,712	$ 1,084,691
Debt Conversion, Converted Instrument, Amount	$ 177,164
Debt Conversion, Converted Instrument, Shares Issued	732,640
Working capital Loan		$ 2,063,011